RELATED PARTY TRANSACTIONS (Tables)	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Costs

Pursuant to the terms of these agreements, summarized below are the related-party costs incurred by the Company for the years ended December 31, 2019, 2018 and 2017, respectively, and any related amounts payable as of December 31, 2019 and December 31, 2018 (in thousands):

	Incurred			Payable as of December 31,
	2019	2018	2017	2019	2018
Expensed
Asset management fees	$8,158	$8,525	$10,686	$1,498	$—
Acquisition fees on business combination (1)	1,185	—	—	—	—
Reimbursable operating expenses (2)	236	410	241	—	29
Disposition fees (3)	1,570	2,494	8,352	—	—
KBS Capital Advisors Termination Fee (4)	32,640	—	—	(4)	—
Capitalized
Acquisition fees on real estate (1)	897	3,094	907	—	—
Acquisition fees on real estate equity securities	—	239	429	—	7
Acquisition fee on investment in unconsolidated entities	207	—	—	137	—

	$44,893	$14,762	$20,615	$1,635	$36

(1)	Acquisition fees associated with asset acquisitions are capitalized, while costs associated with business combinations expensed as incurred.
(2)

The relevant advisor may seek reimbursement for certain employee costs under the relevant advisory agreement. The Company has reimbursed the relevant advisor for the Company’s allocable portion of the salaries, benefits and overhead of internal audit department personnel providing services to the Company. These amounts totaled $220,000, $305,000 and $225,000 for the years ended December 31, 2019, 2018 and 2017, respectively, and were the only employee costs reimbursed under the relevant advisory agreement during these periods. The Company will not reimburse for employee costs in connection with services for which the Advisor earns acquisition, origination or disposition fees (other than reimbursement of travel and communication expenses) or for the salaries or benefits the Advisor or its affiliates may pay to the Company’s executive officers. In addition to the amounts above, the Company reimburses the relevant advisor for certain of the Company’s direct costs incurred from third parties that were initially paid by the relevant advisor on behalf of the Company.

(3)

Disposition fees with respect to real estate sold are included in the gain on sale of real estate in the accompanying consolidated statements of operations. Disposition fees with respect to the assignment of the Company’s real estate loan receivable are included in general and administrative expenses in the accompanying consolidated statements of operations.

(4)	Fee payable to KBS Capital Advisors due to the termination of the former advisory agreement with KBS Capital Advisors. See “Subordinated Performance Fee Due Upon Termination”, below, for more details.

Pursuant to the terms of these agreements, summarized below are the related-party costs incurred by the Company for the three months ended March 31, 2020 and 2019, respectively, and any related amounts payable as of March 31, 2020 and December 31, 2019 (in thousands):

	Incurred		Payable as of
	2020	2019	March 31, 2020	December 31, 2019
Expensed
Asset management fees	$2,106	$1,891	$3,424	$1,498
Reimbursable operating expenses (1)	93	89	—	—
Disposition fees (2)	—	394	—	—
Capitalized
Acquisition fees on real estate equity securities	99	—	99	—
Acquisition fee on investment in unconsolidated entities	—	—	137	137

	$2,298	$2,374	$3,660	$1,635

(1)

The relevant advisor may seek reimbursement for certain employee costs under the relevant advisory agreement. The Company has reimbursed the relevant advisor for the Company’s allocable portion of the salaries, benefits and overhead of internal audit department personnel providing services to the Company. These amounts totaled $71,000 for the three months ended March 31, 2019 and were the only employee costs reimbursed under the advisory agreement during these periods. The Company will not reimburse for employee costs in connection with services for which the Advisor earns acquisition, origination or disposition fees (other than reimbursement of travel and communication expenses) or for the salaries or benefits the Advisor or its affiliates may pay to the Company’s executive officers. In addition to the amounts above, the Company reimburses the Advisor for certain of the Company’s direct costs incurred from third parties that were initially paid by the Advisor on behalf of the Company.

(2)	Disposition fees with respect to real estate sold are included in the gain on sale of real estate in the accompanying consolidated statements of operations.